CONDENSED CONSOLIDATED BALANCE SHEETS (Q3) - USD ($) $ in Thousands	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash	$ 45,043			$ 34,350				$ 28,583
Accounts receivable, net	7,907			11,158				17,438
Prepaid expenses and other current assets	6,409			5,978				8,962
Total current assets	59,359			51,486				54,983
Property and equipment, net	24,876			24,255				24,928
Goodwill	68,368			68,368				68,368
Intangible assets, net	2,091			2,507				10,339
Right-of-use assets	15,513			15,629				31,447
Other assets	3,361			4,776				8,970
Total assets	173,568			167,021				199,035
Current liabilities
Accounts payable and accrued expenses	16,533			21,182				33,635
Deferred revenue	5,765			5,918				6,256	$ 8,100
Operating lease liabilities, current	4,088			6,493				6,334
Tax receivable agreement liability, current	1,396			122				0
Other current liabilities				0				98
Total current liabilities	27,782			33,715				46,323
Operating lease liabilities, non-current	26,912			26,550				33,043
Tax receivable agreement liability, non-current	1,730			1,634				500
Warrant liability	390	$ 975		585	$ 2,870	$ 2,410		2,090	27,460
Other long-term liabilities	1,764			1,386				2,302
Total liabilities	58,578			63,870				84,258
Commitments and contingencies
Stockholders' equity
Preferred Stock - $0.0001 par value; 75,000,000 shares authorized; no shares issued and outstanding at September 30, 2024 and December 31, 2023	0			0				0
Additional paid-in capital	88,762			80,884				67,986
Accumulated deficit	(59,230)			(64,518)				(54,620)
Total WM Technology, Inc. stockholders' equity	29,547			16,380				13,380
Noncontrolling interests	85,443			86,771				101,397
Total stockholders' equity	114,990	$ 109,186	$ 106,828	103,151	$ 114,782	$ 120,474	$ 115,239	114,777	$ 131,940
Total liabilities and stockholders' equity	173,568			167,021				199,035
Class A Common Stock
Stockholders' equity
Common Stock	10			9				9
Class V Common Stock
Stockholders' equity
Common Stock	$ 5			$ 5				$ 5